CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	$ 2,491	$ 4,456
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	207	17
Stock compensation expense	53	25
Loss on disposal of property, plant and equipment		15
Change in fair value of derivative liability	(318)	(222)
(Increase) decrease in assets:
Accounts and other receivables	18,626	9,314
Trade deposits	(3,495)	(1,139)
Inventories	(57)	429
Prepaid expenses	9	110
Increase (decrease) in liabilities:
Accounts payable	(4,712)	(1,405)
Accrued expenses and other payables	(218)	(2,731)
Income and other taxes payable	(296)	(396)
Net cash provided by operating activities	12,290	8,473
Cash flows from investing activities:
Proceeds from the sale of property, plant and equipment		1,143
Time deposits		3,020
Net cash provided by investing activities		4,163
Cash flows from financing activities:
Amount due to/from a director	(1,076)	560
Payments of short-term debt		(608)
Net cash used in financing activities	(1,076)	(48)
Effect of exchange rate changes	85	99
Net increase in cash and cash equivalents	11,299	12,687
Cash and cash equivalents, beginning of period	14,725	12,013
Cash and cash equivalents, end of period	26,024	24,700
Supplemental disclosure of cash flow information:
Interest paid		7
Income taxes paid	$ 1,800	$ 1,765